Insurance business - (E) Summary of contractual service margin and risk adjustment (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM	£ 4,295	£ 4,179
Total risk adjustment	930	841
Total	5,225	5,020
Life
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM	4,295	4,179
Total risk adjustment	907	823
Total	5,202	5,002
Non-life
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM	0	0
Total risk adjustment	23	18
Total	23	18
Insurance and participating investment contracts
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM	4,385	4,646
Total risk adjustment	969	910
Insurance and participating investment contracts | Disposal group
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM	0	544
Total risk adjustment	0	36
Insurance and participating investment contracts | Life
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM	4,385	4,646
Total risk adjustment	946	891
Insurance and participating investment contracts | Non-life
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM	0	0
Total risk adjustment	23	19
Reinsurance contract liabilities
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM	(90)	(467)
Total risk adjustment	(39)	(69)
Reinsurance contract liabilities | Disposal group
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM	0	(426)
Total risk adjustment	0	(36)
Reinsurance contract liabilities | Life
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM	(90)	(467)
Total risk adjustment	(39)	(68)
Reinsurance contract liabilities | Non-life
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM	0	0
Total risk adjustment	£ 0	£ (1)